Restructuring - Summary of Restructuring Activities (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Feb. 29, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring in February, 2016	$ (1,200)	$ (401)	$ 1,217	$ (2,163)
Accruals for retention bonus			854
Payments	(300)		(763)
June 30, 2016 Balance	$ 900	1,308	1,308	1,308
Severance Accrual [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring in February, 2016			1,217
Payments			(520)
June 30, 2016 Balance		697	697	697
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Accruals for retention bonus			854
Payments			(243)
June 30, 2016 Balance		$ 611	$ 611	$ 611